Operating Leases - Summary of Supplemental Information Related to Group's Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Cash paid for operating leases	¥ 36,383	¥ 94,641	¥ 70,458